Average Annual Total Returns - Volumetric Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 10 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 10 Years
Total	17.78%	10.43%	9.57%	15.70%	9.31%	8.20%	12.01%	8.13%	7.49%	28.71%	18.47%	16.55%	0.05%	1.11%	0.60%